CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	$ 59,077	$ 34,748
Operating costs and expenses:
Research and development	48,364	39,232
General and administrative	24,903	16,947
Amortization of intangibles	13,050	12,968
Other operating (income) expense, net	(592)	1,210
Total operating expenses	85,725	70,357
Loss from operations	(26,648)	(35,609)
Other income (expense):
Interest income	587	0
Interest expense	0	(7)
Other income, net	0	1,266
Total other income, net	587	1,259
Loss before income tax	(26,061)	(34,350)
Income tax benefit	$ 3,727	$ 7,308
Net loss per share, basic (dollars per share)	$ (0.26)	$ (0.33)
Net loss per share, diluted (dollars per share)	$ (0.26)	$ (0.33)
Weighted-average shares outstanding, basic (in shares)	85,318,000	82,611,789
Weighted-average shares outstanding, diluted (in shares)	85,318,000	82,612,000
Net loss	$ (22,334)	$ (27,042)
Unrealized net gain on available-for-sale securities	9	0
Comprehensive loss	(22,325)	(27,042)
License and milestone revenue
Revenues:
Total revenues	38,926	14,664
Service revenue
Revenues:
Total revenues	18,784	20,084
Royalty revenue
Revenues:
Total revenues	$ 1,367	$ 0